Supplement dated June 16, 2011
to the Class A, Class B, and Class C Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

FUND SUMMARIES

CALIFORNIA MUNICIPAL FUND

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco
Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of
California Municipal Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of California Municipal Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

DISCIPLINED LARGECAP BLEND FUND

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the Disciplined LargeCap Blend Fund by the Principal Capital Appreciation Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Disciplined LargeCap Blend Fund
tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of Disciplined
LargeCap Blend Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

DIVERSIFIED INTERNATIONAL FUND

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the
MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the
MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

GLOBAL DIVERSIFIED INCOME FUND

In the Performance section, delete the paragraph immediately above the Total Returns as of
December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%
BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital
Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital
Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%
MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index
(ACWI) and add:

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	Life of Fund
MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	10.22%	21.70%

GOVERNMENT & HIGH QUALITY BOND FUND

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

INCOME FUND

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

INTERNATIONAL GROWTH FUND

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the International Growth Fund by the Diversified International Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Growth Fund tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy
Statement/Prospectus that is expected to be mailed to record date shareholders of International Growth
Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

SHORT-TERM INCOME FUND

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

TAX-EXEMPT BOND FUND

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco
Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of Tax-
Exempt Bond Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of Tax-Exempt Bond Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Throughout the table, delete the row labeled “Securities Lending Risk” and related explanatory text.

For the LargeCap S&P 500 Index Fund, for the row labeled “Management Risk”, delete “Not Applicable”
and substitute “Non-Principal.”

MANAGEMENT OF THE FUNDS

The Sub-Advisors
Effective July 1, 2011, in the section for Edge Asset Management, Inc., add the following:

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment
Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the
Chartered Financial Analyst designation.

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